Leases - As Lessor (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Lease By Lessor
Operating lease commitments by lessor	$ 947,624	$ 1,466,061	$ 966,780
Contingent rental income	204,172	178,469	116,905
2018
Operating Lease By Lessor
Operating lease commitments by lessor	287,650	402,871	352,644
Greater than 1 year and less than 5 years
Operating Lease By Lessor
Operating lease commitments by lessor	542,063	741,320	521,026
Greater than 5 years
Operating Lease By Lessor
Operating lease commitments by lessor	$ 117,911	$ 321,870	$ 93,110